Revenue	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
Revenue
6	Revenue

See accounting policy in note
36
(C).
The principal activities of the Group are provision of preventive and diagnostic health testing and services.
Revenue related to services are recognized at a point of time when control over a service is transferred to the customer.
Revenue represents the sales value of services rendered for customers in accordance with IFRS 15,
Revenue from contracts with customers
.
Revenue expected to be recognized in the future arising from contracts with customers in existence at the report date
At December 31, 2022, 2021 and 2020, the amount of service fee income allocated to the remaining performance obligations under the Group’s existing contracts that are non-refundable
is $5,674,290, $9,587,245 and $7,054,586,
respectively. The Group will recognize the expected revenue in the future when the performance obligations are fulfilled, which may be after one year from the end of the reporting period. Such amount does not include any variable consideration.